Commitments and Contingent Liabilities - Additional information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	May 31, 2029 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Retirement agreement maturity	May 2029
Guarantees [member]
Disclosure of finance lease and operating lease by lessee [line items]
Contingent liability	€ 8,805		€ 11,767
Early Retirement Agreement Signed with Governmental Authorities [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Number of employees under early retirement agreement		4,459